FINANCIAL INSTRUMENTS - Schedule of Change in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 421,404	$ 472,356	$ 450,847
Financing Cash Flows	(23,037)	(16,172)	15,151
Non-cash Recognition	414	(414)	0
Changes in Fair Values	(2,390)	(28,178)	(16,117)
Other Changes	2,653	22,446	21,755
Exchange Differences on Translation	15,482	(28,634)	720
Balance at December 31	414,526	421,404	472,356
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	356,768	410,171	381,174
Financing Cash Flows	(9,682)	(27,724)	27,848
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	65	(20)	(20)
Exchange Differences on Translation	13,806	(25,659)	1,169
Balance at December 31	360,957	356,768	410,171
Earnout liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,411	16,380	24,147
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	0
Changes in Fair Values	(1,411)	(14,969)	(7,767)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	0	1,411	16,380
Earn-in liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	782	9,079	13,384
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	0
Changes in Fair Values	(782)	(8,297)	(4,305)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	0	782	9,079
Warrant liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	461	5,373	9,418
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	0
Changes in Fair Values	(197)	(4,912)	(4,045)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	264	461	5,373
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	36,412	30,138	21,473
Financing Cash Flows	(13,325)	(13,270)	(12,635)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	2,588	22,466	21,775
Exchange Differences on Translation	1,633	(2,922)	(475)
Balance at December 31	27,308	36,412	30,138
Guarantee deposits
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	984	1,215	1,251
Financing Cash Flows	(30)	(178)	(62)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	0	0	0
Exchange Differences on Translation	43	(53)	26
Balance at December 31	997	984	1,215
Financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	24,586	0
Financing Cash Flows	0	25,000
Non-cash Recognition	414	(414)
Changes in Fair Values	0	0
Other Changes	0	0
Exchange Differences on Translation	0	0
Balance at December 31	$ 25,000	$ 24,586	$ 0